Stockholders' Equity	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018
STOCKHOLDERS' DEFICIT
Stockholders' Equity

Note 8. Stockholders’ Equity

Conversions to common stock

During three months ended April 30, 2018, the holders of our convertible notes elected to convert principal and interest into shares of common stock as detailed below:

Date	Amount Converted	Number of Shares Issued
April 26, 2018	$18,904	373,709
Total	$18,904	373,709

During three months ended April 30, 2017, the holders of our convertible notes elected to convert principal and interest into shares of common stock as detailed below:

Date	Amount Converted	Number of Shares Issued
February 13, 2017	$16,619	151,085
February 22, 2017	25,066	227,870
March 6, 2017	23,629	214,807
March 21, 2017	12,784	102,168
March 30, 2017	21,346	170,595
April 7, 2017	10,690	92,558
April 20, 2017	35,372	321,567
Total	$145,506	1,280,650

Note 8. Shareholders’ Equity

Conversions to common stock

During the year ended January 31, 2018, the holders of our convertible notes elected to convert principal and interest into shares of common stock as detailed below:

Date	Amount Converted	Number of Shares Issued
February 13, 2017	$16,619	151,085
February 22, 2017	25,066	227,870
March 6, 2017	23,629	214,807
March 21, 2017	12,784	102,168
March 30, 2017	21,346	170,595
April 7, 2017	10,690	92,558
April 20, 2017	35,372	321,567
May 22, 2017	10,055	130,582
May 30, 2017	650	65,000
June 2, 2017	10,079	160,748
June 2, 2017	650	65,000
June 13, 2017	11,113	202,060
June 30, 2017	10,140	290,344
July 12, 2017	10,167	308,078
July 25, 2017	13,254	401,624
August 8, 2017	11,000	340,858
January 9, 2018	22,576	612,670
Total	$245,190	3,857,614

During year ended January 31, 2017, the Company issued stock to third parties for the conversion of principal and interest on convertible notes payable. No gain or loss was recognized on the conversions as the occurred within the terms of the respective notes. The stock issued is as follows:

Date	Amount Converted	Number of Shares Issued
March 17, 2016	$5,001	8,268
March 30, 2016	10,031	16,887
April 6, 2016	850	85,000
April 12, 2016	11,065	20,322
April 21, 2016	20,158	40,271
May 18, 2016	22,074	49,856
May 31, 2016	10,009	29,116
August 22, 2016	49,205	98,410
August 29, 2016	10,206	36,032
September 7, 2016	940	94,000
September 12, 2016	10,237	48,532
October 19, 2016	10,318	44,665
November 3, 2016	10,351	60,107
November 9, 2016	25,910	150,458
November 29, 2016	21,135	128,093
December 7, 2016	15,878	140,617
January 31, 2017	32,117	208,554
Total	$265,485	1,259,188